Details of Selected Balance Sheet Accounts - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Compensation, including compensation-related taxes and commissions	$ 14,502	$ 19,809
Accrued multi-client data library acquisition costs	3,746	5,104
Income tax payable	7,577	1,868
Accrual for loss contingency related to legal proceedings (Footnote 8)	0	3,750
Other	5,586	8,166
Total accrued expenses	$ 31,411	$ 38,697